REVERSE MERGER ACCOUNTING	9 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
2.  REVERSE MERGER ACCOUNTING

On February 7, 2011, Greenmark Acquisition Corporation, which was a publicly held Delaware shell corporation with no operations  merged with Powerdyne, Inc.,  Upon closing of the transaction, Greenmark Acquisition Corporation, the surviving corporation in the merger, change its name to Powerdyne International, Inc.,

The merger is being accounted for as a reverse-merger, and recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”).  Powerdyne, Inc. is the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations that will be reflected in the historical financial statements prior to the Merger will be those of Powerdyne, Inc. and will be recorded at the historical cost basis of Powerdyne, Inc., and the financial statements after completion of the merger will include the assets and liabilities of the Company and Powerdyne, Inc., historical operations of Powerdyne, Inc. and operations of the Company from the closing date of the Merger.  Common stock and the corresponding capital amounts of the Company pre-merger have been retroactively restated as capital stock shares reflecting the exchange ratio in the merger.

In conjunction with the merger, the Company received no cash and assumed no liabilities from Greenmark Acquisition Corporation.  All members of the Company’s executive management are from Powerdyne, Inc.